ORGANIZATION AND PRINCIPAL ACTIVITIES (Details)	Dec. 31, 2019
Yao Wang
Organization
Percentage of shareholdings	100.00%
Yao Fang or WFOE
Organization
Percentage of shareholdings	100.00%
Wuhan Huazhong
Organization
Percentage of shareholdings	70.00%